Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Net Deferred Tax Assets and Liabilities in the Accompanying Balance Sheets	The components of the net deferred tax assets were approximately as follows as of December 31, 2023 and 2022:
	2023	2022
Net operating loss carryforwards	$9,067,000	$5,600,000
Section 174 research and development capitalization	2,490,000	1,807,000
Research credits	1,535,000	1,364,000
Fixed assets and intangible assets	401,000	321,000
Right of use asset	(613,000)	(598,000)
Lease liability, net	657,000	634,000
Accruals and others	66,000	42,000
	13,603,000	9,170,000
Less: valuation allowance	(13,603,000)	(9,170,000)
Net deferred tax assets	$-	$-

Schedule of Fair Value of Preferred Stock Warrant Liability	At December 31, 2023 and 2022, the fair value of the Company’s preferred stock warrant liability (see Note 7 for details) was classified as follows:
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$320,117	$320,117
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$610,381	$610,381

Schedule of Fair Value Measurement Using Significant Inputs (Level 3)	The change in the fair value measurement using significant inputs (Level 3) is summarized below:
Balance at December 31, 2021	$647,373
Gain on revaluation of warrant liability	(36,992)
Balance at December 31, 2022	$610,381
Gain on revaluation of warrant liability	(290,264)
Balance at December 31, 2023	$320,117

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Cash and Restricted Cash	The cash and restricted cash balances included in the balance sheets as of December 31, 2023 and 2022, are comprised of the following:
	December 31,
	2023	2022

Cash	$96,873	$475,870
Restricted cash	—	41,665,974
Total cash and restricted cash	$96,873	$42,141,844

Schedule of Total Provision (Benefit) For Income Taxes	The total provision benefit for income taxes is comprised of the following:
	December 31, 2023	December 31, 2022
Current expense	$(94,819)	$(599,159)
Deferred tax benefit	—	—
Change in valuation allowance	—	—
Total income tax (expense) benefit	$(94,819)	$(599,159)

Schedule of Net Deferred Tax Assets and Liabilities in the Accompanying Balance Sheets	The net deferred tax assets in the accompanying balance sheets included the following components:
	December 31, 2023	December 31, 2022
Deferred tax assets	$607,516	$596,692
Deferred tax liabilities	—	—
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Net deferred tax assets	$—	$—

Schedule of Deferred Tax Assets	The deferred tax assets as of December 31, 2023 and 2022 were comprised of the tax effect of cumulative temporary differences as follows:
	December 31, 2023	December 31, 2022
General and administration expenses before business combination	$607,516	$596,692
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Total	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Provision (Benefit) to the Company’s Effective Tax Rate	A reconciliation of the statutory federal income tax provision (benefit) to the Company’s effective tax rate is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	(17.33)%	852.7%
Income tax provision (benefit)	3.67%	873.7%

Schedule of Class A Common Stock Subject to Possible Redemption	At December 31, 2023 and 2022, the Class A common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:
Class A common stock subject to possible redemption, December 31, 2021	$178,500,000
Plus: Accretion of carrying value to redemption value	2,662,553
Less: redemption of shares	(167,693,708)
Class A common stock subject to possible redemption, December 31, 2022	$13,468,845
Less: Redemption	(5,638,880)
Plus: Accretion of carrying value to redemption value	606,346
Class A common stock subject to possible redemption, December 31, 2023	$8,436,311

Schedule of Basic and Diluted Net Income Per Share	The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of stock.
	For the Year Ended December 31,
	2023		2022
	Class A common stock	Class B Common stock	Class A common stock	Class B Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$(1,641,020)	$(895,213)	$(531,288)	$(136,448)
Denominator:
Weighted average shares outstanding	4,224,247	2,304,421	17,896,428	4,596,250
Basic and diluted net income per share	$(0.39)	$(0.39)	$(0.03)	$(0.03)